Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SPX Retirement Savings and Stock Ownership Plan
Schedule of Assets (Held at End of Year)
Form 5500, Schedule H, Line 4i
EIN 88-1769617, Plan 005
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral par, or maturity value	(d) Cost	(e) Current Value
		Mutual funds:
*	Fidelity	Fidelity U.S. Bond Index Fund	**	$15,786,478
*	Fidelity	Fidelity 500 Index Fund	**	112,085,772
*	Fidelity	Fidelity Extended Market Index Fund	**	9,050,975
*	Fidelity	Fidelity International Index Fund	**	10,975,838
*	Fidelity	Fidelity International Discovery K6 Fund	**	21,890,886
	DFA	DFA U.S. Targeted Value Portfolio Institutional Class	**	35,451,044
	American Beacon	American Beacon Large Cap Value Fund R5 Class	**	31,988,696
	PIMCO	PIMCO Total Return Fund Institutional Class	**	14,872,173

*	SPX Technologies, Inc.	Common stock - SPX Technologies, Inc. stock	**	249,252,699

		Common collective trust funds:
*	Fidelity	Fidelity Managed Income Portfolio II Class 3	**	59,589,044
*	Fidelity	Fidelity Growth Company Commingled Pool Class A	**	247,212,161
*	Fidelity	Fidelity Freedom Index Income Commingled Pool Class T	**	2,860,652
*	Fidelity	Fidelity Freedom Index 2010 Commingled Pool Class T	**	2,509,778
*	Fidelity	Fidelity Freedom Index 2015 Commingled Pool Class T	**	5,337,212
*	Fidelity	Fidelity Freedom Index 2020 Commingled Pool Class T	**	19,425,462
*	Fidelity	Fidelity Freedom Index 2025 Commingled Pool Class T	**	37,238,975
*	Fidelity	Fidelity Freedom Index 2030 Commingled Pool Class T	**	55,363,177
*	Fidelity	Fidelity Freedom Index 2035 Commingled Pool Class T	**	46,386,277
*	Fidelity	Fidelity Freedom Index 2040 Commingled Pool Class T	**	31,560,471
*	Fidelity	Fidelity Freedom Index 2045 Commingled Pool Class T	**	24,547,877
*	Fidelity	Fidelity Freedom Index 2050 Commingled Pool Class T	**	17,203,701
*	Fidelity	Fidelity Freedom Index 2055 Commingled Pool Class T	**	13,148,419
*	Fidelity	Fidelity Freedom Index 2060 Commingled Pool Class T	**	5,689,686
*	Fidelity	Fidelity Freedom Index 2065 Commingled Pool Class T	**	4,823,232
*	Fidelity	Fidelity Freedom Index 2070 Commingled Pool Class T	**	69,355
	William Blair	William Blair Small-Mid Cap Growth CIT Class 1	**	13,445,524

*	Fidelity	Money market	**	7,505,185

*	Participants	Participant loans bearing interest at rates from 4.25 percent to 10.50 percent	-	7,963,397
		Total		$1,103,234,146

________________________
* Party-in-interest as defined by ERISA.
** The cost of participant-directed investments is not required to be disclosed.